Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income (loss)	$ 18,889	$ (4,534)	$ (69,224,745)	$ 4,273,495
Interest earned in Trust Account			(1,405,514)	(3,950,927)
Other income remitted directly to Trust Account			(212,129)
Depreciation and amortization of premises and equipment	56	92
Amortization of developed software	2,823	2,761
Amortization of other intangible assets	80	267
Non-cash lease expense	282	258
Share-based compensation expense	5	171
(Gain) loss on revaluation of warrant liability	(15,003)		68,334,046	(1,909,973)
Increase (decrease) in accounts receivable	1,768	(1,652)
Increase (decrease) in prepaid expenses & other current assets	(2,683)	6,643	(3,101)	34,298
Accounts payable			1,544,231	(146,591)
Income taxes payable			(572,160)	355,314
Franchise taxes payable			(50,000)	(120,000)
Increase in receivable from partner bank		849
Decrease in other assets	(372)	(145)
Increase (decrease) in accounts payable and accrued liabilities	3,923	(5,819)
(Decrease) in operating lease liabilities	(182)	(258)
(Decrease) increase in deferred revenue	(67)	2,967
Increase (decrease) in other liabilities		(3,117)
Net Cash Provided by (Used in) Operating Activities	9,519	(1,517)	(1,589,372)	(1,464,384)
Cash Flows from Investing Activities:
Purchases and development of software	(117)	(1,084)
Purchases of premises and equipment		(31)
Cash released from Trust Account for Class A common stock redemptions			148,155,560
Cash moved to escrow from private placement received in advance			(20,002,872)
Investment income released from Trust Account to pay taxes			1,104,885	754,104
Net Cash Used in Investing Activities	(117)	(1,115)	129,257,573	754,104
Cash Flows from Financing Activities:
Repayment of borrowings from partner bank	(15,572)
Cash from recapitalization transaction	20,560
Capital contribution from partner bank		693
Cash used for Class A common stock redemptions			(148,155,560)
Proceeds from private placement received in advance			20,002,872
Proceeds from due to affiliates			45,000
Net Cash Provided by Financing Activities	4,988	693	(128,107,688)
Net Increase (Decrease) in Cash and Cash Equivalents	14,390	(1,939)	(439,487)	(710,280)
Cash and Cash Equivalents – Beginning	43,178	482,665	482,665	1,192,945
Cash and Cash Equivalents – Ending			43,178	482,665
Change in value of Class A common stock subject to possible redemption			(128,973,974)	4,273,495
Interest paid	119
Income taxes paid			904,885	432,704
Share based compensation recorded as capital contribution from Customers Bank		171
Cash and Cash Equivalents – Beginning	2,989	8,586	8,586
Cash and Cash Equivalents – Ending	$ 17,379	$ 6,647	$ 2,989	$ 8,586